Other Long-Term Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Other Liabilities Disclosure [Abstract]
Schedule of Other Assets and Other Liabilities

Other long-term liabilities consisted of the following (in thousands):

	As of March 31,	As of December 31,
	2022	2021
Class G Common Stock(1)	$60,712	$61,514
Long-term portion of acquisition liabilities(2)	30,670	33,301
Long-term portion of operating lease liabilities	24,180	—
Other	13,575	17,308
Total other long-term liabilities	$129,137	$112,123
(1)	For more information, see Note 13, Equity of our 2021 Annual Report.
(2)	The long-term portion of acquisition liabilities includes contingent consideration and deferred payments to sellers due after one year.

Other long-term liabilities consisted of the following (in thousands):

	As of December 31,
	2021	2020
Class G Common Stock (Note 13)	$61,514	$—
Long-term portion of acquisition liabilities(1)	33,301	6,076
Other	17,308	16,128
Total other long-term liabilities	$112,123	$22,204
(1)	The long-term portion of acquisition liabilities includes contingent consideration and deferred payments to sellers due after one year.